Employee Benefit Plan	12 Months Ended
Dec. 31, 2011
Employee Benefit Plan [Abstract]
Employee Benefit Plan

(14) Employee Benefit Plan

The Company has a 401(k) profit sharing plan available to all employees electing to participate after meeting certain length-of-service requirements. The Company contributed $83,000 to the plan in 2010 and there was no contribution to the plan in 2011.